Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com


December 18, 2009




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund II: Post-Effective Amendment No. 90 (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 90 ("PEA No. 90") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 90 is to comply with the requirements of the new Form N-1A.

Please contact me at 202.739.5945 with your questions or comments.

Sincerely,

/s/ Abigail Bertumen
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Abigail Bertumen